Risk Management (Details) - Schedule of classification of relief measures $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Schedule Of Classification Of Relief Measures Abstract
Fogape loans	$ 1,331,940
Fogape Reactiva	876,698
Payment holiday	7,877,036
Payment holiday – current	104
Payment holiday - expired	$ 7,876,932